Business Developments - MUFG Union Bank (Details) - Disposal group, disposed of by sale, not discontinued operations - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets held for sale:
Assets held for sale	¥ 11,621,567	¥ 0
Liabilities held for sale:
Other	11,157,660	¥ 0
MUFG Union Bank
Assets held for sale:
Interest-earning deposits in other banks	1,110,633
Investment securities	3,188,257
Loans, net of allowance for credit losses	6,561,316
Other	761,361
Assets held for sale	11,621,567
Liabilities held for sale:
Deposits	10,448,481
Other	709,179
Liabilities held for sale	¥ 11,157,660